Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Less Than 1 Year [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 4,135	$ 1,819	$ 19,850
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	8,272	33,139	44,656
More Than Five 5 [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	2,267	16,031	32,083
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 14,674	$ 50,989	$ 96,589